Office and Equipment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Office and Equipment [Abstract]
Mining equipment	$ 4,666
Acquired vehicles	24,545	$ 42,184
Exploration expenses	$ 37,905	31,217
Software		1,955
Office equipment		$ 799